Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks at amortized cost (Notes 4, 8, 24 and 60)		₩ 17,348,626
Cash and due from banks (Notes 4, 9, 24 and 60)			₩ 22,668,598
Financial assets at fair value through profit or loss (Notes 4, 10, 24 and 60)		43,534,766
Trading assets (Notes 4, 11, 24 and 60)			28,464,296
Financial assets designated at fair value through profit or loss(IAS 39) (Notes 4, 12, 24 and 60)			3,579,057
Derivative assets (Notes 4, 13 and 60)		1,793,613	3,400,178
Securities at fair value through other comprehensive income (Notes 4, 16, 24 and 60)		38,314,170
Available-for-sale financial assets (Notes 4, 17, 24 and 60)			42,116,937
Securities at amortized cost (Notes 4, 16, 24 and 60)		28,478,136
Held-to-maturity financial assets (Notes 4, 17, 24 and 60)			24,990,680
Loans at amortized cost (Notes 4, 14, 24 and 60)		299,609,472
Loans (Notes 4, 15, 24 and 60)			275,565,766
Property and equipment (Notes 18 and 24)		3,003,886	3,021,772
Intangible assets (Notes 19 and 58)		4,320,134	4,273,321
Investments in associates (Note 20)		671,330	631,294
Current tax receivable		45,100	25,015
Deferred tax assets (Note 51)		426,965	592,283
Investment property (Note 21)		474,820	418,303
Other assets (Notes 4, 22 and 60)		21,571,918	16,551,958
Assets held for sale		7,574	7,550
Total assets		459,600,510	426,307,008
Liabilities
Deposits (Notes 4, 25 and 60)		265,000,190	249,419,224
Financial liabilities at fair value through profit or loss (Notes 4, 26 and 60)		1,420,306
Trading liabilities (Notes 4, 27 and 60)			1,848,490
Financial liabilities designated at fair value through profit or loss (IFRS 9) (Notes 4, 28 and 60)	[1]	8,535,800
Financial liabilities designated at fair value through profit or loss(IAS 39) (Notes 4, 29 and 60)			8,297,609
Derivative liabilities (Notes 4, 13 and 60)		2,439,892	3,487,661
Borrowings (Notes 4, 30 and 60)		29,818,542	27,586,610
Debt securities issued (Notes 4, 31 and 60)		63,227,699	51,340,821
Liabilities for defined benefit obligations (Note 32)		127,348	7,144
Provisions (Note 33)		508,416	428,958
Current tax payable		430,306	348,830
Deferred tax liabilities (Note 51)		22,020	9,982
Liabilities under insurance contracts (Note 34)		26,218,882	24,515,288
Other liabilities (Notes 4 ,35 and 60)		25,199,679	25,312,773
Total liabilities		422,949,080	392,603,390
Equity (Note 36)
Capital stock		2,645,053	2,645,053
Hybrid bonds		1,531,759	423,921
Capital surplus		9,895,488	9,887,335
Capital adjustments	[2]	(552,895)	(398,035)
Accumulated other comprehensive loss (Note 60)		(753,220)	(529,734)
Retained earnings (Notes 57 and 60)	[3],[4],[5],[6]	22,959,440	20,791,681
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.		35,725,625	32,820,221
Non-controlling interests	[7]	925,805	883,397
Total equity		36,651,430	33,703,618
Total liabilities and equity		₩ 459,600,510	₩ 426,307,008

[1]	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.
[2]	The Group acquired treasury stock through treasury stock trusts, and the consideration paid or received is recognized directly in equity.
[3]	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed and the amount was adjusted retrospectively.
[4]	The reserve for loan losses in the retained earnings amounted to KRW 5,953 million and KRW 7,572 million as of December 31, 2017 and 2018, respectively.
[5]	The reserve for profits of the Group, due to In accordance with Article 53 of the Financial Holding Company Act, amounted to KRW 1,992,716 million and KRW 2,068,190 million as of December 31, 2017 and 2018, respectively.
[6]	The total amount of retained earnings from the consolidated subsidiaries that are not available for the payment of cash dividends due to the related regulation is KRW 5,800,002 million.
[7]	As of December 31, 2017 and 2018, Shinhan Bank and Jeju Bank have recognized KRW 718,775 million and KRW 748,497 million, respectively, as non-controlling interests. The amount of dividends paid by Shinhan Bank and Jeju Bank KRW 27,546 million and KRW 30,442 million are allocated to the net income of non-controlling interests.